EX-99.G.1.b.ii
MFS INVESTMENT GRADE MUNICIPAL TRUST
FIRST AMENDMENT TO STATEMENT ESTABLISHING AND
FIXING THE RIGHTS AND PREFERENCES OF VARIABLE
RATE MUNICIPAL TERM PREFERRED SHARES
WHEREAS, MFS Investment Grade Municipal Trust (the
"Trust") established a Series of Variable Rate Municipal
Term Preferred Shares designated as the "Variable Rate
Municipal Term Preferred Shares, Series 2019/3" (the
"Series 2019/3 VMTP Shares") pursuant to the
Statement Establishing and Fixing the Rights and
Preferences of Variable Rate Municipal Term Preferred
Shares, initially dated as of September 12, 2012 and
amended and restated as of March 24, 2016 (the
"VMTP Statement"), together with that certain
Appendix B thereto dated March 24, 2016 (the
"Appendix");
WHEREAS, the Series 2019/3 VMTP Shares have a Term
Redemption Date of April 1, 2019; and
WHEREAS, the Board of Trustees of the Trust has
approved, and the sole Designated Owner of the Series
2019/3 VMTP Shares has consented to, the amendment
of the Appendix to extend the term of the Series 2019/3
VMTP Shares and the amendment of the VMTP
Statement, each as provided herein.
Capitalized terms used but not defined herein have the
respective meanings therefor set forth in the VMTP
Statement.
Section 1. Amendments.
Section 2.11(b) of the VMTP Statement is hereby
amended by deleting such section in its entirety and
replacing it with the following new Section 2.11(b):
(b) The Market Value of the Deposit Securities held in
the Term Redemption Liquidity Account for a Series of
VMTP Shares, from and after the day (or, if such day is
not a Business Day, the next succeeding Business Day)
that is the number of calendar days preceding the Term
Redemption Date for such Series, in each case as
specified in the table set forth below, shall not be less
than the percentage of the Term Redemption Amount
for such Series set forth below opposite such number of
days (the "Liquidity Requirement"), but in all cases
subject to the provisions of Section 2.11(c) below:
Number of Calendar Days Preceding the Term
Redemption Date
Market Value of Deposit Securities as a Percentage of
Term Redemption Amount
45
33%
30
66%
15
100%
NAI-1504312619v2
Section 5 of the Appendix is hereby amended by
deleting such section in its entirety and replacing it with
the following new Section 5:
"Section 5. Term Redemption Date Applicable to Series.
The Term Redemption Date is October 31, 2021, subject
to extension pursuant to Section 2.5(a) of the VMTP
Statement."
Section 7 of the Appendix is hereby amended by
deleting such section in its entirety and replacing it with
the following new Section 7:
"Section 7. Liquidity Account Initial Date Applicable to
Series.
The Liquidity Account Initial Date is August 31, 2021 or,
if applicable, the date that is two months prior to the
Term Redemption Date as extended pursuant to Section
2.5(a) of the VMTP Statement or, if such date is not a
Business Day, the Business Day immediately preceding
such date."
Section 2. Additional Provisions.
Except as specifically set forth in Section 1 hereof, the
Appendix and the VMTP Statement remain unmodified
and continue in full force and effect.
This Amendment shall be effective as of October 9,
2018.
IN WITNESS WHEREOF, MFS Investment Grade
Municipal Trust has caused this Amendment to be
signed on October 9, 2018 in its name and on its behalf
by a duly authorized officer. The Declaration of Trust of
the Trust is on file with the Secretary of the
Commonwealth of Massachusetts, and the said officer
of the Trust has executed this Amendment as an officer
and not individually, and the obligations and rights set
forth in this Amendment are not binding upon any such
officer, or the trustees of the Trust or any shareholder
of the Trust, individually, but are binding only upon the
assets and property of the Trust.
MFS INVESTMENT GRADE MUNICIPAL TRUST
By: /s/James Yost
Name: James Yost
Title: Treasurer